REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2015
REGULATORY CAPITAL [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

	June 30, 2015
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)

Actual	$32,504	21.75%	$30,905	20.70%
To Be Well Capitalized	9,713	6.50	9,707	6.50
For Capital Adequacy Purposes	6,724	4.50	6,720	4.50

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,504	21.75%	$30,905	20.70%
To Be Well Capitalized	11,954	8.00	11,947	8.00
For Capital Adequacy Purposes	8,966	6.00	8,960	6.00

Total Capital (to Risk-Weighted Assets)

Actual	$32,859	21.99%	$31,261	20.93%
To Be Well Capitalized	14,943	10.00	14,933	10.00
For Capital Adequacy Purposes	11,954	8.00	11,947	8.00

Tier I Capital (to Average Total Assets)

Actual	$32,504	10.03%	$30,905	9.54%
To Be Well Capitalized	16,204	5.00	16,199	5.00
For Capital Adequacy Purposes	12,963	4.00	12,959	4.00

As of June 30, 2014, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action.  To be classified as a well capitalized financial institution, Tier 1 Risk-Based, Total Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 6 percent, 10 percent, and 5 percent, respectively.

The Company's and Savings Bank's actual capital ratios for fiscal 2014 are presented in the following table, which show that both met all regulatory capital requirements.

	June 30, 2014
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,208	29.27%	$30,733	27.95%
To Be Well Capitalized	6,603	6.00	6,598	6.00
For Capital Adequacy Purposes	4,402	4.00	4,399	4.00

Total Capital (to Risk-Weighted Assets)

Actual	$32,490	29.52%	$31,015	28.20%
To Be Well Capitalized	11,005	10.00	10,997	10.00
For Capital Adequacy Purposes	8,804	8.00	8,798	8.00

Tier I Capital (to Average Total Assets)

Actual	$32,208	10.17%	$30,733	9.71%
To Be Well Capitalized	15,830	5.00	15,826	5.00
For Capital Adequacy Purposes	12,664	4.00	12,660	4.00